EX.99.CERT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

January 31, 2020

US Vegan Climate ETF

Ticker: VEGN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere appreciation for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from Fund inception on September 9, 2019 through January 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the US Vegan Climate Index (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules- based index of U.S. mainly large cap stocks, screened according to vegan and climate- conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid cap stocks that replace companies in sectors that become underweight through their exclusions.

The Fund had positive performance during the current fiscal period. The market price for VEGN increased 10.87% since inception and the NAV increased 10.81%, while the S&P 500 Index, a broad market index, gained 9.07% over the same period. The Fund’s Index increased by 11.17% over the same period. Meanwhile, outstanding shares ended the period at 525,000.

Thanking you once again for your trust,

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The US Vegan Climate Index is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Portfolio Allocation

As of January 31, 2020 (Unaudited)

Sector	Percent of Net Assets
Information ♦	30.6%
Manufacturing ♦	26.8
Finance and Insurance	16.6
Real Estate and Rental and Leasing	8.2
Administrative and Support and Waste Management and Remediation Services	6.1
Professional, Scientific, and Technical Services	3.2
Transportation and Warehousing	2.9
Retail Trade	1.6
Management of Companies and Enterprises	1.0
Wholesale Trade	0.9
Construction	0.7
Utilities	0.6
Health Care and Social Assistance	0.4
Arts, Entertainment, and Recreation	0.2
Short-Term Investments	0.2
Liabilities in Excess of Other Assets +	0.0
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

US Vegan Climate ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Administrative and Support and Waste Management and Remediation Services — 6.1%
420	Automatic Data Processing, Inc.	$71,984
42	Booking Holdings, Inc. (a)	76,883
105	Broadridge Financial Solutions, Inc.	12,511
126	Equifax, Inc.	18,887
105	FleetCor Technologies, Inc. (a)	33,099
105	Gartner, Inc. (a)	16,882
299	Global Payments, Inc.	58,439
84	IAC/InterActiveCorp (a)	20,461
378	IHS Markit, Ltd.	29,809
1,470	Mastercard, Inc. - Class A	464,432
168	Moody’s Corporation	43,141
231	Republic Services, Inc.	21,957
210	TransUnion	19,257
		887,742
	Arts, Entertainment, and Recreation — 0.2%
294	Electronic Arts, Inc. (a)	31,728

	Construction — 0.7%
210	DR Horton, Inc.	12,432
168	Lennar Corporation - Class A	11,149
21	NVR, Inc. (a)	80,156
42	PulteGroup, Inc.	1,875
		105,612
	Finance and Insurance — 16.6%
693	Aflac, Inc.	35,738
21	Alleghany Corporation (a)	16,751
315	Allstate Corporation	37,340
651	American Express Company	84,545
903	American International Group, Inc.	45,385
126	Ameriprise Financial, Inc.	20,842
273	Anthem, Inc.	72,421
231	Aon plc	50,878
357	Arch Capital Group, Ltd. (a)	15,765
168	Arthur J Gallagher & Company	17,232

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Finance and Insurance — 16.6% (Continued)
903	Bank of New York Mellon Corporation	$40,436
126	BlackRock, Inc.	66,446
483	Capital One Financial Corporation	48,203
105	Cboe Global Markets, Inc.	12,938
582	Centene Corporation (a)	36,568
1,260	Charles Schwab Corporation	57,393
399	Chubb, Ltd.	60,644
378	Cigna Corporation	72,720
147	Cincinnati Financial Corporation	15,428
378	CME Group, Inc.	82,068
147	Comerica, Inc.	8,991
357	Discover Financial Services	26,821
273	E*TRADE Financial Corporation	11,635
42	Everest Re Group, Ltd.	11,616
231	Fidelity National Financial, Inc.	11,261
756	Fifth Third Bancorp	21,508
147	First Republic Bank	16,299
378	Hartford Financial Services Group, Inc.	22,408
126	Humana, Inc.	42,366
1,113	Huntington Bancshares, Inc.	15,103
567	Intercontinental Exchange, Inc.	56,553
1,050	KeyCorp	19,645
546	KKR & Company, Inc. - Class A	17,417
210	Lincoln National Corporation	11,441
126	M&T Bank Corporation	21,234
21	Markel Corporation (a)	24,632
42	MarketAxess Holdings, Inc.	14,876
504	Marsh & McLennan Companies, Inc.	56,377
756	MetLife, Inc.	37,581
84	MSCI, Inc.	24,007
105	Nasdaq, Inc.	12,228
231	Northern Trust Corporation	22,594
441	PNC Financial Services Group, Inc.	65,511
294	Principal Financial Group, Inc.	15,567
588	Progressive Corporation	47,446

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Finance and Insurance — 16.6% (Continued)
420	Prudential Financial, Inc.	$38,245
147	Raymond James Financial, Inc.	13,440
1,092	Regions Financial Corporation	17,002
63	Reinsurance Group of America, Inc.	9,075
231	S&P Global, Inc.	67,852
378	State Street Corporation	28,588
63	SVB Financial Group (a)	15,141
252	T Rowe Price Group, Inc.	33,650
294	TD Ameritrade Holding Corporation	13,959
252	Travelers Companies, Inc.	33,168
1,399	Truist Financial Corporation	72,146
1,512	UnitedHealth Group, Inc.	411,944
1,512	US Bancorp	80,469
462	Western Union Company	12,428
126	Willis Towers Watson plc	26,623
84	WR Berkley Corporation	6,177
		2,404,765
	Health Care and Social Assistance — 0.4%
294	HCA Healthcare, Inc.	40,807
84	Universal Health Services, Inc. - Class B	11,517
		52,324
	Information — 30.6% ♦
798	Activision Blizzard, Inc.	46,667
504	Adobe, Inc. (a)	176,974
189	Akamai Technologies, Inc. (a)	17,643
357	Altice USA, Inc. - Class A (a)	9,767
462	American Tower Corporation	107,064
84	ANSYS, Inc. (a)	23,044
10,563	AT&T, Inc.	397,380
231	Autodesk, Inc. (a)	45,472
273	Cadence Design Systems, Inc. (a)	19,686
1,155	CenturyLink, Inc.	15,777
126	Chegg, Inc. (a)	5,195
126	Citrix Systems, Inc.	15,274
8,316	Comcast Corporation - Class A	359,168

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information — 30.6% ♦ (Continued)
42	CoStar Group, Inc. (a)	$27,425
2,604	Facebook, Inc. - Class A (a)	525,774
42	FactSet Research Systems, Inc.	12,017
630	Fidelity National Information Services, Inc.	90,506
588	Fiserv, Inc. (a)	69,743
252	Intuit, Inc.	70,656
147	Liberty Broadband Corporation - Class C (a)	19,541
4,515	Microsoft Corporation	768,588
609	NortonLifeLock, Inc. - Symantec Corporation	17,308
2,247	Oracle Corporation	117,855
1,239	PayPal Holdings, Inc. (a)	141,110
84	RingCentral, Inc. - Class A (a)	17,269
84	Roku, Inc. (a)	10,160
903	salesforce.com, Inc. (a)	164,626
1,050	Snap, Inc. - Class A (a)	19,299
168	Splunk, Inc. (a)	26,084
210	SS&C Technologies Holdings, Inc.	13,232
147	Synopsys, Inc. (a)	21,684
105	Take-Two Interactive Software, Inc. (a)	13,087
315	T-Mobile US, Inc. (a)	24,945
105	Twilio, Inc. - Class A (a)	13,056
777	Twitter, Inc. (a)	25,237
147	Veeva Systems, Inc. - Class A (a)	21,552
105	VeriSign, Inc. (a)	21,855
168	Verisk Analytics, Inc.	27,295
7,182	Verizon Communications, Inc.	426,898
2,310	Visa, Inc. - Class A	459,621
189	Workday, Inc. - Class A (a)	34,895
		4,440,429
	Management of Companies and Enterprises — 1.0%
651	Accenture plc - Class A	133,592
462	Citizens Financial Group, Inc.	17,223
		150,815

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Manufacturing — 26.8% ♦
1,134	Advanced Micro Devices, Inc. (a)	$53,298
252	Alphabet, Inc. - Class A (a)	361,061
252	Alphabet, Inc. - Class C (a)	361,426
399	Analog Devices, Inc.	43,790
2,541	Apple, Inc.	786,465
966	Applied Materials, Inc.	56,018
63	Arista Networks, Inc. (a)	14,070
315	Ball Corporation	22,737
126	Beyond Meat, Inc. (a)	13,913
420	Broadcom, Inc.	128,167
4,452	Cisco Systems, Inc.	204,658
147	Cummins, Inc.	23,516
336	Deere & Company	53,283
210	Dell Technologies, Inc. - Class C (a)	10,242
147	Dover Corporation	16,736
441	Eaton Corporation plc	41,661
105	Energizer Holdings, Inc.	4,857
4,095	Ford Motor Company	36,118
147	Fortinet, Inc. (a)	16,958
1,281	General Motors Company	42,773
63	IDEX Corporation	10,322
231	Ingersoll-Rand plc	30,776
84	Ingredion, Inc.	7,392
6,909	Intel Corporation	441,692
840	Johnson Controls International plc	33,138
357	Juniper Networks, Inc.	8,190
189	Keysight Technologies, Inc. (a)	17,575
147	Lam Research Corporation	43,837
21	Lennox International, Inc.	4,893
672	Marvell Technology Group, Ltd.	16,155
273	Maxim Integrated Products, Inc.	16,413
21	Mettler-Toledo International, Inc. (a)	15,901
231	Microchip Technology, Inc.	22,518
1,155	Micron Technology, Inc. (a)	61,319
189	Motorola Solutions, Inc.	33,453

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Manufacturing — 26.8% ♦ (Continued)
21	MSA Safety, Inc.	$2,848
273	NetApp, Inc.	14,578
609	NVIDIA Corporation	143,986
357	PACCAR, Inc.	26,493
84	Packaging Corporation of America	8,043
105	Palo Alto Networks, Inc. (a)	24,652
126	Parker-Hannifin Corporation	24,657
105	Qorvo, Inc. (a)	11,115
1,281	QUALCOMM, Inc.	109,282
126	Rockwell Automation, Inc.	24,149
252	Seagate Technology plc	14,361
168	Skyworks Solutions, Inc.	19,009
357	Square, Inc. - Class A (a)	26,664
126	Stanley Black & Decker, Inc.	20,076
189	Teradyne, Inc.	12,472
147	Tesla, Inc. (a)	95,634
966	Texas Instruments, Inc.	116,548
63	TransDigm Group, Inc.	40,527
273	Trimble, Inc. (a)	11,608
105	Varian Medical Systems, Inc. (a)	14,760
189	Westinghouse Air Brake Technologies Corporation	13,959
63	Waters Corporation (a)	14,099
294	Western Digital Corporation	19,257
63	Zebra Technologies Corporation - Class A (a)	15,058
273	Westrock Company	10,647
		3,889,803
	Professional, Scientific, and Technical Services — 3.2%
147	CDW Corporation	19,176
315	Cerner Corporation	22,626
588	Cognizant Technology Solutions Corporation - Class A	36,091
840	eBay, Inc.	28,190
189	GoDaddy, Inc. - Class A (a)	12,703
924	International Business Machines Corporation	132,807
399	International Paper Company	16,247
189	IQVIA Holdings, Inc. (a)	29,342

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Professional, Scientific, and Technical Services — 3.2% (Continued)
63	Jack Henry & Associates, Inc.	$9,421
147	Leidos Holdings, Inc.	14,769
105	Okta, Inc. (a)	13,445
252	Omnicom Group, Inc.	18,978
315	Paychex, Inc.	27,018
189	ServiceNow, Inc. (a)	63,926
84	VMware, Inc. - Class A (a)	12,437
		457,176
	Real Estate and Rental and Leasing — 8.2%
420	Ally Financial, Inc.	13,453
1,533	Annaly Capital Management, Inc.	14,962
126	AvalonBay Communities, Inc.	27,303
12,264	Bank of America Corporation	402,627
168	Boston Properties, Inc.	24,083
84	Camden Property Trust	9,444
315	CBRE Group, Inc. - Class A (a)	19,231
441	Crown Castle International Corporation	66,079
231	Digital Realty Trust, Inc.	28,411
378	Duke Realty Corporation	13,725
84	Equinix, Inc.	49,537
168	Equity LifeStyle Properties, Inc.	12,222
378	Equity Residential	31,404
84	Essex Property Trust, Inc.	26,020
126	Extra Space Storage, Inc.	13,946
84	Federal Realty Investment Trust	10,502
441	Invitation Homes, Inc.	13,878
315	Iron Mountain, Inc.	9,957
105	Mid-America Apartment Communities, Inc.	14,407
252	Omega Healthcare Investors, Inc.	10,571
651	Prologis, Inc.	60,465
147	Public Storage	32,893
336	Realty Income Corporation	26,346
168	Regency Centers Corporation	10,423
126	SBA Communications Corporation	31,445
336	Simon Property Group, Inc.	44,738

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Real Estate and Rental and Leasing — 8.2% (Continued)
84	Sun Communities, Inc.	$13,622
693	Synchrony Financial	22,460
294	UDR, Inc.	14,086
84	United Rentals, Inc. (a)	11,398
399	Ventas, Inc.	23,086
1,239	VEREIT, Inc.	12,093
168	Vornado Realty Trust	11,049
441	Welltower, Inc.	37,445
189	WP Carey, Inc.	15,899
		1,179,210
	Retail Trade — 1.6%
84	Advance Auto Parts, Inc.	11,067
63	AutoNation, Inc. (a)	2,674
21	AutoZone, Inc. (a)	22,217
252	Best Buy Company, Inc.	21,342
189	CarMax, Inc. (a)	18,341
42	Carvana Company (a)	3,329
168	Charter Communications, Inc. - Class A (a)	86,933
42	FirstCash, Inc.	3,653
21	Lithia Motors, Inc. - Class A	2,848
84	O’Reilly Automotive, Inc. (a)	34,112
63	W.W. Grainger, Inc.	19,068
		225,584
	Transportation and Warehousing — 2.9%
147	C.H. Robinson Worldwide, Inc.	10,616
777	CSX Corporation	59,316
147	Expedia Group, Inc.	15,942
147	Expeditors International of Washington, Inc.	10,737
252	FedEx Corporation	36,449
105	Kansas City Southern	17,713
273	Norfolk Southern Corporation	56,841
63	Old Dominion Freight Line, Inc.	12,363
735	Union Pacific Corporation	131,874
714	United Parcel Service, Inc. - Class B	73,913
		425,764

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 0.6%
21	American States Water Company	$1,860
189	American Water Works Company, Inc.	25,742
189	Hawaiian Electric Industries, Inc.	9,244
294	Sempra Energy	47,228
		84,074
	Wholesale Trade — 0.9%
210	Copart, Inc. (a)	21,307
588	Fastenal Company	20,510
147	Genuine Parts Company	13,755
147	Henry Schein, Inc. (a)	10,134
168	KLA Corporation	27,844
294	LKQ Corporation (a)	9,609
210	McKesson Corporation	29,948
		133,107
	TOTAL COMMON STOCKS (Cost $13,486,423)	14,468,133

	SHORT-TERM INVESTMENTS — 0.2%
32,811	First American Government Obligations Fund, Class X - 1.49% (b)	32,811
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,811)	32,811
	Total Investments (Cost $13,519,234) — 100.0%	14,500,944
	Liabilities in Excess of Other Assets — 0.0% (c)	(440)
	NET ASSETS — 100.0%	$14,500,504

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Rate shown is the annualized seven-day yield as of January 31, 2020.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

January 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $13,519,234)	$14,500,944
Dividends and interest receivable	6,170
Total assets	14,507,114

LIABILITIES
Management fees payable	6,610
Total liabilities	6,610
NET ASSETS	$14,500,504

Nets Assets Consist of:
Paid-in capital	$13,502,760
Total distributable earnings (accumulated deficit)	997,744
Net assets	$14,500,504

Net Asset Value:
Net assets	$14,500,504
Shares outstanding^	525,000
Net asset value, offering and redemption price per share	$27.62

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Period Ended January 31, 2020* (Unaudited)

INCOME
Dividends	$71,483
Interest	207
Total investment income	71,690

EXPENSES
Management fees	24,162
Total expenses	24,162

Net investment income (loss)	47,528

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,299
Change in unrealized appreciation (depreciation) on investments	981,710
Net realized and unrealized gain (loss) on investments	984,009
Net increase (decrease) in net assets resulting from operations	$1,031,537

*	The Fund commenced operations on September 9, 2019. The information presented is for the period from September 9, 2019 to January 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Changes in Net Assets

Period Ended January 31, 2020 (Unaudited) (1)
OPERATIONS
Net investment income (loss)	$47,528
Net realized gain (loss) on investments	2,299
Change in unrealized appreciation (depreciation) on investments	981,710
Net increase (decrease) in net assets resulting from operations	1,031,537

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(33,793)
Total distributions to shareholders	(33,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,502,760
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	13,502,760
Net increase (decrease) in net assets	$14,500,504

NET ASSETS
Beginning of period	$—
End of period	$14,500,504

(a)	A summary of capital share transactions is as follows:

Period Ended January 31, 2020 (Unaudited) (1)
Shares
Subscriptions	525,000
Redemptions	—
Net increase (decrease)	525,000

(1)	The Fund commenced operations on September 9, 2019. The information presented is for the period from September 9, 2019 to January 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended January 31, 2020 (Unaudited) (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.12
Net realized and unrealized gain (loss) on investments	2.58
Total from investment operations	2.70

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.08)
Total distributions	(0.08)

Net asset value, end of period	$27.62
Total return	10.81	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$14,501

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)
Net investment income (loss) to average net assets	1.18	%(4)
Portfolio turnover rate (5)	6	%(3)

(1)	The Fund commenced operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements

January 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is January 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal period from September 9, 2019 to January 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,468,133	$—	$—	$14,468,133
Short-Term Investments	32,811	—	—	32,811
Total Investments in Securities	$14,500,944	$—	$—	$14,500,944

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainity may in turn impact the value of the Fund’s investments.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited) (Continued)

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited) (Continued)

of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $675,317 and $619,428, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $13,433,035 and $0, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be:

Period Ended January 31, 2020
Ordinary Income	Capital Gains
$33,793	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE ARCA”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited) (Continued)

shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

US Vegan Climate ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement (the “Advisory Agreement”) between Beyond Investing LLC (“Beyond” or the “Adviser”) and the Trust, on behalf of the US Vegan Climate ETF (the “Fund” or “VEGN”), and

●	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. In addition to the written materials, the Adviser’s management team     provided an oral presentation during the Meeting. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to VEGN. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board

US Vegan Climate ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

considered the quality of the Adviser’s compliance program, and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key compliance personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to VEGN, such as monitoring adherence to VEGN’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various VEGN policies and procedures and with applicable securities regulations, and monitoring the extent to which VEGN achieved its investment objective as a passively-managed fund. The Board noted that the parent company of the Adviser was the index provider for VEGN. The Board considered that, because the parent company of the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

Historical Performance. The Board noted that VEGN had not yet commenced operations and concluded that the performance of VEGN, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for VEGN and compared it to the universe of US Equity ETFs with “ESG” in their name as reported by Morningstar. The Board noted that, while the proposed expense ratio for VEGN was at the top of the peer group range, the peer group did not include any ETFs screened based on vegan principles. The Board determined that VEGN’s expense ratio was reasonable given the unique nature of VEGN’s screening factors.

The Board took into consideration that the advisory fee for VEGN was a “unified fee,” meaning it would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying VEGN’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with VEGN, taking into account an analysis of the Adviser’s profitability with respect to VEGN and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that VEGN had not yet commenced operations and consequently, the future size of VEGN was generally unpredictable. The Board expressed the view that it currently appeared that the Adviser might realize

US Vegan Climate ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the fund’s unitary fee, such economies of scale are currently shared with fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to VEGN under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to VEGN, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that Penserra would have as VEGN’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of VEGN; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of VEGN’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to VEGN.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and they had reviewed additional detailed information about Penserra at previous Board meetings. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that VEGN had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to VEGN.

US Vegan Climate ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by Beyond Investing to Penserra for its services to VEGN. The Board considered the fees to be paid to Penserra would be paid by Beyond Investing from the fee Beyond Investing received from VEGN and noted that the fee reflected an arm’s-length negotiation between Beyond Investing and Penserra based on the nature and expected size of VEGN. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board noted that Penserra has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for VEGN, and consequently, Penserra would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with VEGN, taking into account an analysis of Penserra’s profitability with respect to VEGN.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing VEGN as assets grow in size and noted that the proposed fee schedule includes breakpoints as assets grow in size. The Board further noted that because VEGN pays the Adviser a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than VEGN’s shareholders. Consequently, the Board determined that it would monitor fees as VEGN’s assets grow to determine whether economies of scale were being effectively shared with VEGN and its respective shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

US Vegan Climate ETF

Expense Example

For the Period Ended January 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Period Ended January 31, 2020 (Unaudited) (Continued)

	Beginning Account Value September 9, 2019(1)	Ending Account Value January 31, 2020	Expenses Paid During the Period
Actual	$1,000.00	$1,108.10	$2.49(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.12	$3.05(3)

(1)	Fund commencement.
(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 144/366, to reflect the most recent period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/366, to reflect one-half year period.

US Vegan Climate ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F or Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F or Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.veganetf.com.

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Adviser
Beyond Investing, LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, Florida 34609

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenvile Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*		/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/30/2020

By (Signature and Title)*		/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/30/2020

*	Print the name and title of each signing officer under his or her signature.